Derivative financial instruments and risk management (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	$ (20)	$ 38	$ 107
Gains (Losses) on Borrowings	36	(43)	(98)
Gains (Losses) Recognized in AOCI (Effective Portion)	(77)	33	(79)
Gains (Losses) Reclassified from AOCI to Earnings	(26)	55	(53)
Recognized in Earnings (Ineffective Portion)	(1)	(2)	1
Interest rate contracts, Gains (Losses) on derivatives not designated as hedging instruments		(149)
Gains (Losses) on derivatives not designated as hedging instruments	72	(119)	(20)
Machinery and Power Systems
Derivative Instruments Gain (Loss)
Foreign exchange contracts, Gains (Losses) Recognized in AOCI (Effective Portion)	(78)	34	(72)
Interest rate contracts, Gains (Losses) Recognized in AOCI (Effective Portion)		0	0
Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Gains (Losses) Recognized in AOCI (Effective Portion)	1	(1)	(7)
Other Income (Expense) | Machinery and Power Systems
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives		(1)
Gains (Losses) on Borrowings		1
Foreign exchange contracts, Gains (Losses) Reclassified from AOCI to Earnings	(30)	70	(1)
Foreign exchange contracts, Recognized in Earnings (Ineffective Portion)	0	0	2
Interest rate contracts, Gains (Losses) Reclassified from AOCI to Earnings		(3)	(3)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)		0	0
Foreign exchange contracts, Gains (Losses) on derivatives not designated as hedging instruments	62	62	(45)
Interest rate contracts, Gains (Losses) on derivatives not designated as hedging instruments	2	(149)	(8)
Commodity contracts, Gains (Losses) on derivatives not designated as hedging instruments	2	(17)	15
Gains (Losses) reclassified from AOCI to earnings for derivatives dedesignated as related transactions are no longer probable to occur	(7)
Other Income (Expense) | Financial Products
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	(20)	39	107
Gains (Losses) on Borrowings	36	(44)	(98)
Foreign exchange contracts, Gains (Losses) on derivatives not designated as hedging instruments	6	(15)	16
Interest rate contracts, Gains (Losses) on derivatives not designated as hedging instruments	0	0	2
Interest expense of Financial Products | Financial Products
Derivative Instruments Gain (Loss)
Interest rate contracts, Gains (Losses) Reclassified from AOCI to Earnings	4	(12)	(49)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	$ (1)	$ (2)	$ (1)